Income Taxes - Additional information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Net operating loss carry forwards		$ 8,000,000
Federal statutory tax rate		34.00%	34.00%
Operating loss carry forwards, amount	$ 8,200,000
Operating loss carry forwards, expiration	Expire in 2015 through 2031
Valuation allowance against deferred tax assets	100.00%